Income tax expense	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Income tax expense
9. Income tax expense
Overview of the Indian direct tax regime
Indian companies are subject to Indian income tax on a standalone basis. Each entity is assessed for tax on taxable profits determined for each financial year beginning on April 1 and ending on March 31. For each financial year, the respective entities’ profit or loss is subject to the higher of the regular income tax payable or the minimum alternative tax (“MAT”).
Statutory income taxes are assessed based on book profits prepared under generally accepted accounting principles in India (“Indian GAAP”) adjusted in accordance with the provisions of the (Indian) Income tax Act, 1961. Such adjustments generally relate to depreciation of fixed assets, disallowances of certain provisions and accruals, deduction for tax holidays and similar exemptions, the use of tax losses carried forward and retirement benefit costs. Statutory income tax is charged at 30% plus a surcharge and education cess. The combined Indian statutory tax rate for the financial year
2018-19
was 34.94% and for the financial year
2019-20
was 34.94% and for the financial year
2020-21
is 34.94%.
MAT is assessed on book profits adjusted for certain limited items as compared to the adjustments allowed for assessing regular income tax under normal provisions. MAT for the financial year
2018-19
was chargeable at 18.50% plus surcharge and education cess and for financial year
2019-20
and
2020-21
at 15% plus surcharge and education cess. The combined Indian statutory tax rate of MAT for the financial year
2018-19
was 21.55% and for the financial year
2019-20
and
2020-21
is 17.47%. MAT paid in excess of regular income tax during a year can be set off against regular income taxes within a period of fifteen years succeeding the assessment year in which MAT credit arises subject to the limits prescribed.
Business losses in India can be carried forward for a maximum period of eight assessment years immediately succeeding the assessment year to which the loss pertains. Unabsorbed depreciation can be carried forward for an indefinite period.
Losses arising out of transfer of capital assets in India can be carried forward for a maximum period of eight assessment years immediately succeeding the assessment year to which the loss pertains. The carried forward long term capital losses can be set-off
only against long term capital gains. Short term capital losses can be set off only against capital gains (which can be either long term or short-term capital gain).
Income tax returns submitted by companies are regularly subjected to a comprehensive review and challenge by the tax authorities. There are appellate procedures available to both the tax authorities and taxpayers and it is not uncommon for significant or complex matters in dispute to remain outstanding for several years before they are finally resolved by the High Court or the Supreme Court.
(a) Tax charge/ (credit) recognised in the consolidated statement of Profit or Loss

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Current tax:
Current tax on profit for the year	37,758	17,911	20,671	283
Credit in respect of current tax for earlier years	(59)	(33)	(14)	(0)
Total current tax (a)	37,699	17,878	20,657	283
Deferred tax:
Reversal and origination of temporary differences	3,818	(44,562)	(1,546)	(22)
(Credit)/ Charge in respect of Deferred tax for earlier years	(16)	7	(27)	(0)
Total Deferred Tax (b)	3,802	(44,555)	(1,573)	(22)
Total income tax expense/ (benefit) for the year (a+b)	41,501	(26,677)	19,084	261
Profit/ (Loss) before tax	117,730	(68,777)	166,074	2,271
Effective income tax rate (%)	35.3%	38.8%	11.5%	11.5%
(b)
A reconciliation of income tax expense/ (credit) applicable to profit / (loss) before tax at the Indian statutory income tax rate to income tax expense / (credit) at the Group’s effective income tax rate for the year indicated are as follows.

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Profit/ (Loss) before tax	117,730	(68,777)	166,074	2,271
Indian statutory income tax rate	34.94%	34.94%	34.94%	34.94%
Tax at Indian statutory income tax rate	41,140	(24,033)	58,034	794
Disallowable expenses	2,423	1,883	1,278	17
Non-taxable income	(1,917)	(1,406)	(1,227)	(17)
Tax holidays and similar exemptions (Refer note below)	(8,076)	(4,934)	(7,710)	(105)
Effect of tax rates differences of subsidiaries operating at other rates	(1,277)	(581)	(3,625)	(50)
Tax on distributable reserve of/ dividend from subsidiary	11,018	19,532	8,690	119
Unrecognised tax assets (Net)**	(2,135)	(713)	(31,932)	(437)
Change in deferred tax balances due to change in tax law*	—	(17,760)	(3,125)	(43)
Capital Gains/ Other Income subject to lower tax rate	(1,711)	(2,733)	(1,756)	(24)
Credit in respect of earlier years	(75)	(26)	(41)	(1)
Other permanent differences	2,111	4,094	498	8

Total income tax expense / (credit)	41,501	(26,677)	19,084	261

*	Deferred tax charge for the year ended March 31,2020 includes deferred tax credit of ₹ 16,512 million on remeasurement of deferred tax balances as at March 31, 2019. Also refer note 3(c)(I)(ix).

**
In June 2018, the Company acquired majority stake in ESL Steel Limited (“ESL”), which has since been focusing on operational turnaround. Based on management’s estimate of future outlook, financial projections and requirements of IFRS 12 – Income taxes, ESL has recognized deferred tax assets of
₹

31,823
 million (US$ 435 million) during the year ended March
 31, 2021.

Certain businesses of the Group within India are eligible for specified tax incentives which are included in the table above as tax holidays and similar exemptions. Most of such tax exemptions are relevant for the companies operating in India. These are briefly described as under:
The location based exemption
In order to boost industrial and economic development in undeveloped regions, provided certain conditions are met, profits of newly established undertakings located in certain areas in India may benefit from tax holiday under section 80IC of the Income Tax Act, 1961. Such tax holiday works to exempt 100% of the profits for the first five years from the commencement of the tax holiday, and 30% of profits for the subsequent five years. This deduction is available only for units established up to March 31, 2012. However, such undertaking would continue to be subject to the Minimum Alternative tax (‘MAT’).

In the current year, undertaking at Pantnagar, which is part of Hindustan Zinc Limited (Zinc India), is the only unit eligible for deduction at 30% of taxable profit.
The location based exemption: SEZ Operations
In order to boost industrial development and exports, provided certain conditions are met, profits of undertaking located in Special Economic Zone (‘SEZ’) may benefit from tax holiday. Such tax holiday works to exempt 100% of the profits for the first five years from the commencement of the tax holiday, 50% of profits for five years thereafter and 50% of the profits for further five years provided the amount allowable in respect of deduction is credited to Special Economic Zone
Re-Investment
Reserve account. However, such undertaking would continue to be subject to the Minimum Alternative tax (‘MAT’).
The Group has setup SEZ Operations in its aluminium division of Vedanta Limited (where no benefit has been drawn).
Sectoral Benefit—Power Plants and Port Operations
To encourage the establishment of infrastructure certain power plants and ports have been offered income tax exemptions of upto 100% of profits and gains for any ten consecutive years within the 15 year period following commencement of operations subject to certain conditions under section 80IA of the Income Tax Act, 1961. The Group currently has total operational capacity of 8.4 Giga Watts (GW) of thermal based power generation facilities and wind power capacity of 274 Mega Watts (MW) and port facilities. However, such undertakings would continue to be subject to MAT provisions.
The Group has power plants which benefit from such deductions, at various locations of Hindustan Zinc Limited (where such benefits has been drawn), Talwandi Sabo Power Limited, Vedanta Limited and Bharat Aluminium Company Limited (where no benefit has been drawn).
The Group operates a zinc refinery in Export Processing Zone, Namibia which has been granted tax exempt status by the Namibian government.
In addition, the subsidiaries incorporated in Mauritius are eligible for tax credit to the extent of 80% of the applicable tax rate on foreign source income.
The total effect of such tax holidays and exemptions was
₹
 8,076 million,
₹
 4,934 million and
₹
 7,710 million ($105 million) for the years ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively.
(c) Deferred tax assets/liabilities
The Group has accrued significant amounts of deferred tax. The majority of the deferred tax liabilities represents accelerated tax relief for the depreciation of property plant and equipment, the depreciation of mining reserves and the fair value uplifts created on acquisitions, net of losses carried forward by the Group and unused tax credits in the form of MAT credits carried forward in the Group. Significant components of Deferred tax (assets) and liabilities recognized in the consolidated statement of financial position are as follows:

For the year ended March 31, 2019:
	Opening balance as at April 1, 2018	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2019
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	126,867	9,570	—	3,111	139,548
Voluntary retirement scheme	(411)	16	—	—	(395)
Employee benefits	(875)	(15)	(247)	39	(1,098)
Fair value of derivative asset/ liability	(563)	288	(82)	—	(357)
Fair valuation of other asset/liability	9,913	(1,432)	—	(10)	8,471
MAT credit entitlement	(110,884)	7,280	384	(23)	(103,243)
Unabsorbed depreciation and business losses	(34,625)	(11,030)	—	—	(45,655)
Other temporary differences	(4,354)	(875)	(135)	(583)	(5,947)

Total	(14,932)	3,802	(80)	2,534	(8,676)

For the year ended March 31, 2020:
	Opening balance as at April 1, 2019	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2020
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	139,548	(61,429)	—	(93)	78,026
Voluntary retirement scheme	(395)	111	—	—	(284)
Employee benefits	(1,098)	6	(714)	49	(1,757)
Fair value of derivative asset/ liability	(357)	(69)	324	—	(102)
Fair valuation of other asset/liability	8,471	911	(1)	593	9,974
MAT credit entitlement	(103,243)	11,605	251	129	(91,258)
Unabsorbed depreciation and business losses	(45,655)	(9,223)	—	—	(54,878)
Other temporary differences	(5,947)	13,533	(590)	289	7,285

Total	(8,676)	(44,555)	(730)	967	(52,994)

For the year ended March 31, 2021:
	Opening balance as at April 1, 2020	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged to Equity	Deferred tax on acquisition through business combination	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2021	Closing balance as at March 31, 2021
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	78,026	(145)	—	—	498	1,647	80,026	1,094
Voluntary retirement scheme	(284)	(246)	—	—	—	—	(530)	(7)
Employee benefits	(1,757)	(222)	104	319	—	(94)	(1,650)	(23)
Fair value of derivative asset/ liability	(102)	93	(256)	—	—	—	(265)	(4)
Fair valuation of other asset/liability	9,974	(2,422)	9	—	—	(277)	7,284	100
MAT credit entitlement*	(91,258)	8,621	249	—	—	30	(82,358)	(1,126)
Unabsorbed depreciation and business losses	(54,878)	7,837	—	—	—	—	(47,041)	(643)
Other temporary differences	7,285	(15,089)	352	—	104	(182)	(7,530)	(103)

Total	(52,994)	(1,573)	458	319	602	1,124	(52,064)	(712)

Deferred tax assets and liabilities have been offset where they arise in the same taxing jurisdiction with a legal right to offset income tax assets against income tax liabilities but not otherwise. Accordingly, the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2019	2020	2021	2021
Particulars	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Deferred tax assets	(52,830)	(82,669)	(73,958)	(1,011)
Deferred tax liabilities	44,154	29,675	21,894	299

Net deferred tax (asset)/ liability	(8,676)	(52,994)	(52,064)	(712)

*
Recognition of deferred tax assets on MAT credits entitlement is based on the respective legal entity’s present estimates and business plans as per which the same is expected to be utilized within the stipulated fifteen-year period from the date of origination (Refer Note 3(c)(I)(vi)).

Deferred tax assets in the Group have been recognized to the extent there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity which are expected to reverse. For certain components of the Group, deferred tax assets on carry forward unused tax losses have been recognised to the extent of deferred tax liabilities on taxable temporary differences available. It is expected that any reversals of the deferred tax liability would be offset against the reversal of the deferred tax asset at respective entities.
Unused tax losses/ unused tax credit for which no deferred tax asset has been recognised amount to
₹
 176,593 million and
₹
 101,541 million ($ 1,388 million) as at March 31, 2020 and March 31, 2021 respectively.
As at March 31, 2020

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)
Unutilized business losses	5,552	25,885	49,165	15,738	96,340
Unabsorbed depreciation	—	—	—	80,163	80,163
Unused capital losses	—	4	—	—	4
Unutilised R&D Tax Credit	—	—	—	86	86

Total	5,552	25,889	49,165	95,987	176,593

No deferred tax assets have been recognised on these unused tax losses/ unused tax credit as there is no evidence that sufficient taxable profit will be available in future against which these can be utilised by the respective entities.
As at March 31, 2021

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)	Total (US dollars in million)
Unutilized business losses	1,966	22,220	30,753	18,870	73,809	1,009
Unabsorbed depreciation	105	1,014	2,979	23,533	27,631	378
Unused capital losses	—	4	—	—	4	0
Unutilised R&D Tax Credit	—	—	—	97	97	1

Total	2,071	23,238	33,732	42,500	101,541	1,388

No deferred tax assets have been recognised on these unused tax losses/ unused tax credit as there is no evidence that sufficient taxable profit will be available in future against which these can be utilised by the respective entities.

MAT credits are taxes paid to Indian tax authorities which can be offset against future tax liabilities, subject to certain restrictions, within a period of 15 years from the year of origination. The Group recognises MAT assets only to the extent it expects to realise the same within the prescribed period.
Further, the Group had unrecognised MAT credit amounting to
₹
 3,996
million and
₹
 Nil ($ Nil) as at March 31, 2020 and March 31, 2021 respectively. Such tax credits were not recognised on the basis that recovery is not probable in the foreseeable future. However, as per the amendments to the tax laws in September, 2019, a new tax provision has been introduced whereby a company can claim the benefits of reduced tax rates, provided it forgoes certain incentives/exemptions under Income Tax Act, 1961. One of the subsidiaries of the Group during the current year has opted for the same and has forgone the unrecognised MAT Credit for the earlier years.
Unrecognised MAT credit expires, if unutilized, based on the year of origination was as follows:

Financial year ending March 31,	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
2022	1,036	—	—
2023	137	—	—
2024	521	—	—
2025	517	—	—
2026	1,035	—	—
2027	633	—	—
2028	81	—	—
2029	36	—	—

	3,996	—	—

The Group has not recognised any deferred tax liabilities for taxes that would be payable on the Group’s share in unremitted earnings of certain of its subsidiaries because the Group controls when the liability will be incurred and it is probable that the liability will not be incurred in the foreseeable future. The amount of unremitted earnings is
₹
 313,322 million and
₹
 322,395 million ($ 4,408 million) as at March 31, 2020 and March 31, 2021 respectively.
(d)
Non-current
tax assets
Non-current
tax assets of
₹
 26,455 million and
₹
 27,481 million ($ 376 million) as at March 31, 2020 and March 31, 2021 respectively mainly represents income tax receivable from Indian tax authorities by Vedanta Limited relating to the refund arising consequent to the Scheme of Amalgamation & Arrangement made effective in August 2013 pursuant to approval by the jurisdiction High Court and receivables relating to matters in tax disputes in Group companies including tax holiday claim.
(e)
The tax department had raised demands on account of remeasurement of certain tax incentives, as described above, under section 80IA and 80 IC of the Income tax Act. During the year ended March 31, 2020, based on the favorable orders from Income Tax Appellate Tribunal relating to Assessment Year
09-10
to Assessment Year
12-13,
the Commissioner of Income Tax (Appeals) has allowed these claims for Assessment Year
14-15
to Assessment Year
15-16,
which were earlier disallowed and has granted refund of amounts deposited under protest. Against the Tribunal order, department had filed an appeal in Hon’ble Rajasthan High Court in financial year
17-18
which is yet to be admitted. As per the view of external legal counsel, Department’s appeal seeks re-examination
of facts rather than raising any substantial question of law and hence it is unlikely that appeal will be admitted by the High Court. Due to this there is a strong prima facie case that Tribunal order will stand confirmed and department’s appeal would be dismissed. The amount involved in this dispute as of March 31, 2021 is
₹
 112,710 million (US$ 1,541 million) (March 31, 2020:
₹
 105,658 million) plus applicable interest upto the date of settlement of the dispute.